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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        03-31-10
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mairs and Power, Inc.
                 -------------------------------
   Address:      332 Minnesota St. # W-1520
                 -------------------------------
                 St. Paul, MN 55101
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jon A. Theobald
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   651-222-8478
         -------------------------------

Signature, Place, and Date of Signing:
/s/ Jon A. Theobald                St. Paul, MN           5-14-10
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              0
                                        --------------------

Form 13F Information Table Entry Total:        135
                                        --------------------

Form 13F Information Table Value Total:    3,326,860,494
                                        --------------------

                                       FORM 13F

Mairs and Power, Inc.
Discretionary Clients' Holdings as of 3/31/10

        ITEM 1                 ITEM 2      ITEM 3      ITEM 4          ITEM 5        ITEM 6     ITEM 7       ITEM 8
------------------------- -------------- --------- -------------- --------------- ---------- ---------- ----------------
                                                       MARKET                SH/  INVESTMENT            VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP        VALUE       SHARES   PRN  DISCRETION  MANAGERS        SOLE
------------------------- -------------- --------- -------------- ---------- ---  ---------- ---------- ----------------
COMMON STOCK

Abbott Laboratories       COM            002824100      6,319,232    119,955 SHR     SOLE                   119,955
ADC Telecom               COM            000886309     12,240,544  1,674,493 SHR     SOLE                 1,674,493
Adobe Systems             COM            00724F101        223,998      6,333 SHR     SOLE                     6,333
American Express          COM            025816109      3,367,600     81,619 SHR     SOLE                    81,619
Amgen                     COM            031162100      2,589,169     43,270 SHR     SOLE                    43,270
Anadarko Pete Corp        COM            032511107        391,461      5,375 SHR     SOLE                     5,375
Apache Corp               COM            037411105        329,063      3,242 SHR     SOLE                     3,242
Apple Computer            COM            037833100        363,780      1,548 SHR     SOLE                     1,548
Assoc Banc Corp           COM            045487105     24,568,449  1,785,498 SHR     SOLE                 1,785,498
AT&T                      COM            00206R102      1,037,037     40,133 SHR     SOLE                    40,133
Automatic Data Proc       COM            053015103        354,960      7,982 SHR     SOLE                     7,982
Badger Meter Inc          COM            056525108      8,393,216    217,949 SHR     SOLE                   217,949
Bank of America Corp      COM            060505104      1,735,091     97,204 SHR     SOLE                    97,204
Bank of Hawaii            COM            062540109        449,500     10,000 SHR     SOLE                    10,000
Baxter International      COM            071813109     83,375,399  1,432,567 SHR     SOLE                 1,432,567
Becton Dickinson          COM            075887109        272,406      3,460 SHR     SOLE                     3,460
Bemis                     COM            081437105     90,903,194  3,165,153 SHR     SOLE                 3,165,153
Berkshire Hathaway B      COM            084670702      1,367,064     16,821 SHR     SOLE                    16,821
Best Buy                  COM            086516101        629,124     14,789 SHR     SOLE                    14,789
Boeing                    COM            097023105        221,097      3,045 SHR     SOLE                     3,045
BP PLC                    COM            055622104     23,518,540    412,100 SHR     SOLE                   412,100
Briggs & Stratton         COM            109043109      1,356,229     69,550 SHR     SOLE                    69,550
Bristol-Myers Squibb      COM            110122108      8,510,036    318,728 SHR     SOLE                   318,728
C H Robinson Worldwide    COM            12541W209     14,588,299    261,205 SHR     SOLE                   261,205
Carter Family Corp.       COM                           2,383,638     52,090 SHR     SOLE                    52,090
Caterpillar               COM            149123101        281,254      4,475 SHR     SOLE                     4,475
Chevron Corp              COM            166764100      6,005,281     79,194 SHR     SOLE                    79,194
Cisco                     COM            17275R102      1,792,374     68,858 SHR     SOLE                    68,858
Citigroup Inc             COM            172967101         73,317     18,103 SHR     SOLE                    18,103
Coca-Cola                 COM            191216100        427,515      7,773 SHR     SOLE                     7,773
ConocoPhillips            COM            20825C104     18,988,250    371,082 SHR     SOLE                   371,082
Corning                   COM            219350105     64,236,111  3,178,432 SHR     SOLE                 3,178,432
Daktronics, Inc           COM            234264109     12,792,685  1,678,830 SHR     SOLE                 1,678,830
Deluxe Corp               COM            248019101      1,884,187     97,023 SHR     SOLE                    97,023
Disney                    COM            254687106      5,360,221    153,544 SHR     SOLE                   153,544
Donaldson                 COM            257651109    101,205,867  2,243,038 SHR     SOLE                 2,243,038
Ecolab Inc                COM            278865100    114,425,363  2,603,535 SHR     SOLE                 2,603,535
Emerson Electric          COM            291011104    142,266,332  2,826,109 SHR     SOLE                 2,826,109
Enteromedics Inc.         COM            29365M109          9,836     19,286 SHR     SOLE                    19,286
Exxon Mobil Corp          COM            30231G102     25,716,569    383,944 SHR     SOLE                   383,944
Fastenal Co.              COM            311900104     32,979,832    687,223 SHR     SOLE                   687,223
Fedex Corp.               COM            31428X106        344,179      3,685 SHR     SOLE                     3,685
Fiserv                    COM            337738108     22,843,117    450,022 SHR     SOLE                   450,022
FPL Group                 COM            302571104        252,959      5,234 SHR     SOLE                     5,234
G & K Services Cl A       COM            361268105     20,223,999    781,151 SHR     SOLE                   781,151
General Dynamics Co       COM            369550108        231,600      3,000 SHR     SOLE                     3,000
General Electric          COM            369604103     77,621,588  4,264,922 SHR     SOLE                 4,264,922
General Mills             COM            370334104     92,451,971  1,306,003 SHR     SOLE                 1,306,003
Genuine Parts             COM            372460105        741,312     17,550 SHR     SOLE                    17,550
Graco Inc                 COM            384109104    102,486,582  3,202,706 SHR     SOLE                 3,202,706
Hawkins Chemical          COM            420261109        363,000     15,000 SHR     SOLE                    15,000
HB Fuller                 COM            359694106     92,241,112  3,974,197 SHR     SOLE                 3,974,197
Hershey                   COM            427866108        907,743     21,204 SHR     SOLE                    21,204
Hewlett-Packard           COM            428236103        583,374     10,976 SHR     SOLE                    10,976
Home Depot                COM            437076102     13,819,755    427,195 SHR     SOLE                   427,195
Honeywell Inc             COM            438516106    110,520,120  2,441,355 SHR     SOLE                 2,441,355
Hormel                    COM            440452100     79,985,318  1,903,959 SHR     SOLE                 1,903,959
IBM                       COM            459200101     11,874,178     92,586 SHR     SOLE                    92,586
Ingersoll Rand            COM            G47791101        755,284     21,660 SHR     SOLE                    21,660
Integrys Energy Group     COM            45822P105        208,946      4,410 SHR     SOLE                     4,410
Intel                     COM            458140100     33,184,894  1,488,779 SHR     SOLE                 1,488,779
Intl Flavors/Fragr        COM            459506101        239,145      5,017 SHR     SOLE                     5,017
J.P. Morgan Chase & Co    COM            46625H100      8,810,291    196,878 SHR     SOLE                   196,878
Johnson & Johnson         COM            478160104    119,004,244  1,825,218 SHR     SOLE                 1,825,218
Johnson Controls          COM            478366107        225,982      6,850 SHR     SOLE                     6,850
Kellogg                   COM            487836108        285,851      5,350 SHR     SOLE                     5,350
Kimberly-Clark            COM            494368103     11,402,848    181,343 SHR     SOLE                   181,343
Lilly (Eli)               COM            532457108     15,165,620    418,708 SHR     SOLE                   418,708
Lincoln Nat'l Corp        COM            534187109        733,300     23,886 SHR     SOLE                    23,886
Marshall & Ilsley         COM            571837103      3,063,492    380,558 SHR     SOLE                   380,558
McDonald's Corp           COM            580135101      1,102,815     16,529 SHR     SOLE                    16,529
Medtox Scientific Inc     COM            584977201      5,836,350    569,400 SHR     SOLE                   569,400
Medtronic Inc             COM            585055106    152,339,173  3,383,060 SHR     SOLE                 3,383,060
Merck & Co Inc            COM            58933Y105      4,926,764    131,908 SHR     SOLE                   131,908
Microsoft                 COM            594918104      6,562,333    224,066 SHR     SOLE                   224,066
MMM Co.                   COM            88579Y101    173,987,748  2,081,940 SHR     SOLE                 2,081,940
Motorola                  COM            620076109        628,528     89,534 SHR     SOLE                    89,534
MTS Systems               COM            553777103     52,330,924  1,802,650 SHR     SOLE                 1,802,650
Murphy Oil                COM            626717102      1,404,750     25,000 SHR     SOLE                    25,000
Nokia                     COM            654902204        196,534     12,647 SHR     SOLE                    12,647
Nuveen Perf Inc Pfd
 Ser W                    COM            nu2822911        250,000        100 SHR     SOLE                       100
Occidental Pete           COM            674599105      1,098,090     12,989 SHR     SOLE                    12,989
Patterson Companies       COM            703395103     48,947,593  1,576,412 SHR     SOLE                 1,576,412
Pentair Inc               COM            709631105    122,966,850  3,452,186 SHR     SOLE                 3,452,186
PepsiCo Inc               COM            713448108        856,904     12,952 SHR     SOLE                    12,952
Pfizer Inc                COM            717081103     53,346,726  3,110,596 SHR     SOLE                 3,110,596
Philip Morris Intl Inc    COM            718172109        529,424     10,150 SHR     SOLE                    10,150
Polymet Mining Corp       COM            731916102         22,300     10,000 SHR     SOLE                    10,000
Principal Financial       COM            74251V102     51,463,609  1,761,849 SHR     SOLE                 1,761,849
Procter & Gamble          COM            742718109      2,771,316     43,801 SHR     SOLE                    43,801
Qmed Inc                  COM            747914109             90     21,530 SHR     SOLE                    21,530
Qualcomm, Inc.            COM            747525103        419,642     10,001 SHR     SOLE                    10,001
Qwest Communications      COM            749121109         52,200     10,000 SHR     SOLE                    10,000
Royal Bank of Canada      COM            780087102      1,050,300     18,000 SHR     SOLE                    18,000
Royal Dutch Shell Spons
 ADR                      COM            780259206      1,854,182     32,046 SHR     SOLE                    32,046
Schlumberger Ltd          COM            806857108     29,589,621    466,272 SHR     SOLE                   466,272
SEI Investments Co.       COM            784117103        203,058      9,243 SHR     SOLE                     9,243
Sigma Aldrich             COM            826552101        517,819      9,650 SHR     SOLE                     9,650
Sonus Networks            COM            835916107         88,242     33,552 SHR     SOLE                    33,552
St. Jude Medical          COM            790849103     65,985,781  1,607,449 SHR     SOLE                 1,607,449
Stratasys Inc.            COM            862685104     15,401,991    630,454 SHR     SOLE                   630,454
Sturm Ruger               COM            864159108        419,650     35,000 SHR     SOLE                    35,000
Super Valu                COM            868536103     12,113,409    726,224 SHR     SOLE                   726,224
SurModics Inc             COM            868873100     23,841,216  1,138,549 SHR     SOLE                 1,138,549
Sysco                     COM            871829107        242,018      8,204 SHR     SOLE                     8,204
Target Corp               COM            87612E106    134,680,346  2,560,463 SHR     SOLE                 2,560,463
TCF Financial             COM            872275102     74,324,426  4,662,762 SHR     SOLE                 4,662,762
Techne Corp               COM            878377100     20,417,318    321,128 SHR     SOLE                   321,128
Tempra Technology         COM            200509271         74,000     40,000 SHR     SOLE                    40,000
Tennant Company           COM            880345103        279,378     10,200 SHR     SOLE                    10,200
Toro                      COM            891092108    118,890,405  2,417,946 SHR     SOLE                 2,417,946
Travelers Companies Inc   COM            89417E109     42,319,868    784,573 SHR     SOLE                   784,573
United Health Group       COM            91324P102      1,101,175     33,706 SHR     SOLE                    33,706
United Parcel Service     COM            911312106     42,225,843    655,579 SHR     SOLE                   655,579
United Technologies       COM            913017109        742,725     10,090 SHR     SOLE                    10,090
US Bancorp                COM            902973304    108,968,501  4,210,529 SHR     SOLE                 4,210,529
Valspar                   COM            920355104    120,807,233  4,097,939 SHR     SOLE                 4,097,939
Verizon Comm              COM            92343V104      6,654,572    214,525 SHR     SOLE                   214,525
Walgreen Co.              COM            931422109        432,506     11,661 SHR     SOLE                    11,661
WalMart                   COM            931142103        298,461      5,368 SHR     SOLE                     5,368
Washington Post Co        COM            939640108        666,270      1,500 SHR     SOLE                     1,500
Wells Fargo & Co          COM            949746101    123,407,978  3,965,552 SHR     SOLE                 3,965,552
Western Union             COM            959802109      2,520,002    148,585 SHR     SOLE                   148,585
Weyerhaeuser              COM            962166104        386,198      8,531 SHR     SOLE                     8,531
Woodward Governor         COM            980745103        383,760     12,000 SHR     SOLE                    12,000
Xcel Energy Inc.          COM            98389B100      9,313,012    439,293 SHR     SOLE                   439,293
Zimmer Holdings, Inc.     COM            98956P102     42,242,473    713,555 SHR     SOLE                   713,555

COMMON STOCK SUBTOTAL                               3,322,989,324 96,153,388                             96,153,388

PREFERRED STOCK
Gen Elec Cap Corp 6.10%
 Pub In                                  369622519        250,100     10,000 SHR     SOLE                    10,000
USB CAP VIII 6.35%                       903307205        285,579     12,065 SHR     SOLE                    12,065
Wells Fargo Cap 6.25                     94979S207        272,876     11,475 SHR     SOLE                    11,475
Wells Fargo Cap 7% Due
 9/1/31                                  94976Y207        249,885      9,920 SHR     SOLE                     9,920

PREFERRED STOCK SUBTOTAL                                1,058,440     43,460                                 43,460

ETF

iShares MSCI EAFE Index
 Fd                                      464287465        382,343      6,830 SHR     SOLE                     6,830
iShares S&P 500 Index                    464287200      1,788,262     15,240 SHR     SOLE                    15,240
SPDR S&P 500 ETF Trust                   78462F103        234,000      2,000 SHR     SOLE                     2,000

ETF SUBTOTAL                                            2,404,605     24,070                                 24,070

CONVERTIBLE BOND
ADCT Conv Poison 3.5%
 Due 07/15/15                            000886AE1        408,125    500,000 PRN     SOLE                   500,000

CONVERTIBLE BOND
 SUBTOTAL                                                 408,125    500,000                                500,000

GRAND TOTALS                                        3,326,860,494 96,720,918                             96,720,918